Risk Management - Market risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) recognized in result	R$ (238,458)	R$ 958,005	R$ 864,184
Assets	20,532,909	18,721,293
Commodity price risk [member] | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(5,890,485)
Currency risk [member] | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,451,482	2,882,537
Liabilities	(28,878,156)	(25,897,002)
Net exposure	(26,426,674)	(23,014,465)		$ (5,458,590)		$ (4,410,845)
Currency risk [member] | Exposure to US$ | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(2,040,546)	(1,031,059)
Currency risk [member] | Exposure to US$ | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(8,889,048)	(5,879,553)
Currency risk [member] | Exposure to US$ | Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(14,043,101)	(14,525,385)
Currency risk [member] | Exposure to US$ | Provisions and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(2,681,857)	(3,020,947)
Currency risk [member] | Exposure to US$ | Convertible instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(1,201,610)	(1,419,738)
Currency risk [member] | Exposure to US$ | Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(21,994)	(20,320)
Currency risk [member] | Exposure to US$ | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	82,975	56,487
Currency risk [member] | Exposure to US$ | Long-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	0
Currency risk [member] | Exposure to US$ | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	115,024	166,012
Currency risk [member] | Exposure to US$ | Security deposits and maintenance reserves [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,196,474	2,471,349
Currency risk [member] | Exposure to US$ | Aircraft Sublease Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	30,802	176,053
Currency risk [member] | Exposure to US$ | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	26,207	12,636
Currency risk [member] | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	787,280	741,095
Liabilities	0	0
Net exposure	787,280	741,095			€ 147,111		€ 133,066
Currency risk [member] | Exposure to € | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Provisions and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Convertible instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	4,092	8,052
Currency risk [member] | Exposure to € | Long-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	780,312	733,043
Currency risk [member] | Exposure to € | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,876	0
Currency risk [member] | Exposure to € | Security deposits and maintenance reserves [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	0
Currency risk [member] | Exposure to € | Aircraft Sublease Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	0
Currency risk [member] | Exposure to € | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	R$ 0	R$ 0